Exhibit 1

Deloitte & Touche LLP 3 Second Street Suite 301 Harborside Plaza 10 Jersey City, NJ 07302 USA Tel: +1 212 937 8202 www.deloitte.com

Morgan Stanley & Co. LLC Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC 1585 Broadway New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of BOS Trust 2026-LYRK, Commercial Mortgage Pass-Through Certificates, Series 2026-LYRK. Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) are responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA and Goldman Sachs & Co. LLC (collectively, with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On April 10, 2026, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan (the “Mortgage Loan”) that is secured by one mortgaged property (collectively, with the Mortgage Loan, the “Mortgage Asset”).

From March 6, 2026 through April 10, 2026, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Asset.

At your request, for the Mortgage Asset set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to

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the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Asset underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Asset, (iii) the existence or ownership of the Mortgage Asset or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

April 10, 2026

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we will rely upon the following source documents as provided to us by the Company, with respect to the Mortgage Asset (the “Source Documents”):

Draft loan agreement (the “Loan Agreement”);

Draft cash management agreement (the “Cash Management Agreement”);

Draft guaranty (the “Guaranty”);

Real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Air rights lease agreement and amendments (collectively, the “Air Rights Lease”);

Phase I environmental report (the “Phase I Report”);

Underwritten rent roll (the “Underwritten Rent Roll”); and

Underwritten financial summary (the “Underwritten Financial Summary Report”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Unique ID	Identification purposes only - not applicable
3	Loan/Property Name	Identification purposes only - not applicable
4	Street Address	Appraisal Report
5	City	Appraisal Report
6	State	Appraisal Report
7	County	Appraisal Report
8	Zip Code	Appraisal Report
9	Property Type	Appraisal Report
10	Property Type Detail	Appraisal Report
11	Year Built	Appraisal Report
12	Most Recent Renovation	Appraisal Report
13	Property SF	Underwritten Rent Roll
14	Total Property Occupancy Rate	Underwritten Rent Roll
15	Occupancy As of Date	Underwritten Rent Roll
16	Total Debt Original Balance	Refer to calculation procedures
17	Total Debt Cut-off Date Balance	Refer to calculation procedures
18	Whole Loan Original Balance	Loan Agreement
19	Whole Loan Cut-off Date Balance	Refer to calculation procedures
20	Whole Loan Per SF	Refer to calculation procedures
21	Mortgage Loan Original Balance	Loan Agreement
22	Mortgage Loan Cut-off Date Balance	Refer to calculation procedures
23	Companion Loan Original Balance	Loan Agreement
24	Companion Loan Cut-off Date Balance	Loan Agreement
25	Loan Purpose	None - Company Provided
26	Borrower	Loan Agreement
27	Sponsor	None - Company Provided
28	Carve-Out Guarantor(s)	Guaranty
29	Title Type	None - Company Provided
30	Mortgage Loan Monthly IO Payment	Refer to calculation procedures
31	Mortgage Loan Annual IO Debt Service	Refer to calculation procedures
32	Whole Loan Monthly IO Payment	Refer to calculation procedures
33	Whole Loan Annual IO Debt Service	Refer to calculation procedures
34	Monthly P&I Payment	Not applicable
35	Annual P&I Debt Service	Not applicable
36	Interest Accrual Method	Loan Agreement
37	Interest Accrual Start	Loan Agreement
38	Interest Accrual End	Loan Agreement
39	Grace Period (Late Fee)	Loan Agreement

	Characteristic	Source Document
40	Grace Period (Default)	Loan Agreement
41	IO Term (mos)	Refer to calculation procedures
42	Original Amortization Term	Not applicable
43	Amortization Type	Loan Agreement
44	Origination Date	None - Company Provided
45	First Payment Date	Loan Agreement
46	Interest Rate	None - Company Provided
47	Administrative Fee Rate	None - Company Provided
48	Net Interest Rate	Refer to calculation procedures
49	Original Loan Term (mos)	Refer to calculation procedures
50	Remaining Loan Term (mos)	Refer to calculation procedures
51	Seasoning	Refer to calculation procedures
52	Maturity Date	Loan Agreement
53	Whole Loan Balloon Balance	Refer to calculation procedures
54	Mortgage Loan Balloon Balance	Refer to calculation procedures
55	Companion Loan Balloon Balance	Not applicable
56	Lockout Expiration Date	Loan Agreement
57	Open Period Begin Date	Loan Agreement
58	Prepay Description	Loan Agreement
59	Appraisal Date	Appraisal Report
60	Appraisal Value	Appraisal Report
61	Cut-off Date LTV	Refer to calculation procedures
62	Maturity Date LTV	Refer to calculation procedures
63	Fourth Most Recent NOI Date	Not applicable
64	Fourth Most Recent NOI	Not applicable
65	Third Most Recent NOI Date	Not applicable
66	Third Most Recent NOI	Not applicable
67	Second Most Recent NOI Date	Not applicable
68	Second Most Recent NOI	Not applicable
69	Most Recent NOI Date	Not applicable
70	Most Recent Description	Not applicable
71	Most Recent Revenue	Not applicable
72	Most Recent Expenses	Not applicable
73	Most Recent NOI	Not applicable
74	Most Recent NCF	Not applicable
75	Underwritten Base Rent	Underwritten Financial Summary Report
76	Underwritten Effective Gross Income	Underwritten Financial Summary Report
77	Underwritten Expenses	Underwritten Financial Summary Report
78	Underwritten NOI	Underwritten Financial Summary Report
79	Underwritten IO NOI DSCR	Refer to calculation procedures

	Characteristic	Source Document
80	Underwritten P&I NOI DSCR	Not applicable
81	Underwritten NOI Debt Yield	Refer to calculation procedures
82	Underwritten Replacement Reserve	Underwritten Financial Summary Report
83	Underwritten TI/LC Reserve	Underwritten Financial Summary Report
84	Underwritten NCF	Underwritten Financial Summary Report
85	Underwritten IO NCF DSCR	Refer to calculation procedures
86	Underwritten P&I NCF DSCR	Not applicable
87	Underwritten NCF Debt Yield	Refer to calculation procedures
88	Major Tenant 1	Underwritten Rent Roll
89	Major Tenant 1 UW Base Rent	Underwritten Rent Roll
90	Major Tenant 1 % UW Base Rent	Refer to calculation procedures
91	Major Tenant 1 Sq. Ft.	Underwritten Rent Roll
92	Major Tenant 1 Expiration	Underwritten Rent Roll
93	Major Tenant 2	Underwritten Rent Roll
94	Major Tenant 2 UW Base Rent	Underwritten Rent Roll
95	Major Tenant 2 % UW Base Rent	Refer to calculation procedures
96	Major Tenant 2 Sq. Ft.	Underwritten Rent Roll
97	Major Tenant 2 Expiration	Underwritten Rent Roll
98	Major Tenant 3	Underwritten Rent Roll
99	Major Tenant 3 UW Base Rent	Underwritten Rent Roll
100	Major Tenant 3 % UW Base Rent	Refer to calculation procedures
101	Major Tenant 3 Sq. Ft.	Underwritten Rent Roll
102	Major Tenant 3 Expiration	Underwritten Rent Roll
103	Major Tenant 4	Underwritten Rent Roll
104	Major Tenant 4 UW Base Rent	Underwritten Rent Roll
105	Major Tenant 4 % UW Base Rent	Refer to calculation procedures
106	Major Tenant 4 Sq. Ft.	Underwritten Rent Roll
107	Major Tenant 4 Expiration	Underwritten Rent Roll
108	Major Tenant 5	Underwritten Rent Roll
109	Major Tenant 5 UW Base Rent	Underwritten Rent Roll
110	Major Tenant 5 % UW Base Rent	Refer to calculation procedures
111	Major Tenant 5 Sq. Ft.	Underwritten Rent Roll
112	Major Tenant 5 Expiration	Underwritten Rent Roll
113	Lockbox	None - Company Provided
114	Cash Management	Cash Management Agreement
115	Engineering Report Date	Engineering Report
116	Environmental Phase I Report Date	Phase I Report
117	Environmental Phase II Report Date	Not applicable
118	Seismic Report Date	Not applicable
119	Seismic PML	Not applicable

	Characteristic	Source Document
120	Ground Lease Expiration Date	Air Rights Lease
121	Ground Lessor	Air Rights Lease
122	Additional Financing	Loan Agreement
123	In Place/Future	Not applicable
124	Additional Financing Type	Not applicable
125	Additional Financing Original Balance	Not applicable
126	Additional Financing Cut-off Date Balance	Not applicable
127	Additional Financing Cumulative Loan Per SF	Not applicable
128	Additional Financing Cumulative LTV	Not applicable
129	Additional Financing Lender	Not applicable
130	Additional Financing Interest Rate	Not applicable
131	Additional Financing Interest Accrual Method	Not applicable
132	Additional Financing Amortization Type	Not applicable
133	Additional Financing Origination Date	Not applicable
134	Additional Financing Monthly IO Payment	Not applicable
135	Additional Financing Annual IO Payment	Not applicable
136	Additional Financing Monthly P&I Payment	Not applicable
137	Additional Financing Annual P&I Payment	Not applicable
138	Additional Financing Cumulative IO DSCR on NCF	Not applicable
139	Additional Financing Cumulative P&I DSCR on NCF	Not applicable
140	Additional Financing Cumulative Debt Yield on NOI	Not applicable
141	Additional Financing Cumulative Debt Yield on NCF	Not applicable
142	Real Estate Tax Escrow - Initial	Loan Agreement
143	Real Estate Tax Escrow - Ongoing	Loan Agreement
144	Insurance Escrow - Initial	Loan Agreement
145	Insurance Escrow - Ongoing	Loan Agreement
146	Replacement Reserve Escrow - Initial	Loan Agreement
147	Replacement Reserve Escrow - Ongoing	Loan Agreement
148	Immediate Repairs Escrow - Initial	Loan Agreement
149	Immediate Repairs Escrow - Ongoing	Loan Agreement
150	Rollover Escrow - Initial	Loan Agreement
151	Rollover Escrow - Ongoing	Loan Agreement
152	Other Escrow Required	Loan Agreement
153	Other Escrow 1 Description	Loan Agreement
154	Other Escrow 1 Initial	Loan Agreement
155	Other Escrow 1 Ongoing	Loan Agreement
156	Other Escrow 2 Description	Loan Agreement

	Characteristic	Source Document
157	Other Escrow 2 Initial	Loan Agreement
158	Other Escrow 2 Ongoing	Loan Agreement

Calculation Procedures

With respect to Characteristic 16, we recomputed the Total Debt Original Balance as sum of the (i) Mortgage Loan Original Balance and (ii) Companion Loan Original Balance.

With respect to Characteristic 17, we recomputed the Total Debt Cut-off Date Balance as being equal to the Total Debt Original Balance.

With respect to Characteristic 19, we recomputed the Whole Loan Cut-off Date Balance as being equal to the Whole Loan Original Balance.

With respect to Characteristic 20, we recomputed the Whole Loan Per SF by dividing the (i) Whole Loan Cut-off Date Balance by (ii) Property SF.

With respect to Characteristic 22, we recomputed the Mortgage Loan Cut-off Date Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 30, we recomputed the Mortgage Loan Monthly IO Payment by dividing (i) the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 31, we recomputed the Mortgage Loan Annual IO Debt Service as the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 32, we recomputed the Whole Loan Monthly IO Payment by dividing (i) the product of (a) the Whole Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 33, we recomputed the Whole Loan Annual IO Debt Service as the product of (a) the Whole Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 41, we recomputed the IO Term (mos) as being equal to the Original Loan Term (mos).

With respect to Characteristic 48, we recomputed the Net Interest Rate as the difference of the (a) Interest Rate and (b) Administrative Fee Rate.

With respect to Characteristic 49, we recomputed the Original Loan Term (mos) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 50, we recomputed the Remaining Loan Term (mos) as the difference of the (a) Original Loan Term (mos) and (b) Seasoning.

With respect to Characteristic 51, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of May 1, 2026 (the “Cut-off Date” as stipulated by representatives of the Company).

With respect to Characteristic 53, we recomputed the Whole Loan Balloon Balance as being equal to the Whole Loan Original Balance.

With respect to Characteristic 54, we recomputed the Mortgage Loan Balloon Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 61, we recomputed the Cut-off Date LTV by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 62, we recomputed the Maturity Date LTV by dividing the (i) Mortgage Loan Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 79, we recomputed the Underwritten IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 81, we recomputed the Underwritten NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 85, we recomputed the Underwritten IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 87, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 90, we recomputed the Major Tenant 1 % UW Base Rent by dividing the (i) Major Tenant 1 UW Base Rent by (ii) Underwritten Base Rent.

With respect to Characteristic 95, we recomputed the Major Tenant 2 % UW Base Rent by dividing the (i) Major Tenant 2 UW Base Rent by (ii) Underwritten Base Rent.

With respect to Characteristic 100, we recomputed the Major Tenant 3 % UW Base Rent by dividing the (i) Major Tenant 3 UW Base Rent by (ii) Underwritten Base Rent.

With respect to Characteristic 105, we recomputed the Major Tenant 4 % UW Base Rent by dividing the (i) Major Tenant 4 UW Base Rent by (ii) Underwritten Base Rent.

With respect to Characteristic 110, we recomputed the Major Tenant 5 % UW Base Rent by dividing the (i) Major Tenant 5 UW Base Rent by (ii) Underwritten Base Rent.